OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                            Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2003 through December 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

----------------
                                    RESEARCH
                                      FUND*

                                     Annual
                                     Report

                                    12/31/03

                                 [LOGO] PIONEER
                                        Investments(R)

  *Formerly Pioneer Core Equity Fund. Name change effective December 11, 2003.

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               6
Schedule of Investments                       9
Financial Statements                         16
Notes to Financial Statements                22
Report of Independent Auditors               28
Trustees, Officers and Service Providers     29
Retirement Plans from Pioneer                36
The Pioneer Family of Funds                  38

Pioneer Research Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/03
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
The nation's stock markets snapped back dramatically last year, following a prolonged period of weakness. As it became clear that the war would not be a long-term economic burden and that the U.S. economy was expanding at a convincing pace, investors left safer havens like Treasury securities to seek better returns elsewhere. The result was a powerful uptrend that began in March and was intact at year-end.

Led by smaller-capitalization issues, stocks of all sizes across a range of industries shared in the broad-based rally that saw major market indices rise for the first time since 1999. Technology issues were the biggest beneficiaries, as positive economic data suggested that increased capital outlays were imminent. Corporate bonds also recorded strong returns, with the sharpest gains coming in lower quality bonds whose issuers rely on economic growth to expand earnings. Overseas, emerging market equities were standout performers as bonds and stocks advanced in many global markets, thanks in part to currency gains versus the sagging U.S. dollar.

Here at home, strong economic stimulants, including lower taxes and historically low interest rates, had the desired effect, with domestic GDP growth coming in at 8.2% in the third quarter. A striking increase in worker productivity provided a boost to corporate profits and manufacturing activity rose broadly. But the failure of the economy to consistently create jobs remained a troublesome concern as the new year began.

Markets may segment
Last year's across-the-board strength is unusual and unlikely to continue for long. Eventually, the markets should revert to historic form, favoring some sectors and shunning others, depending on the prospects for each industry or investment type. Under those more typical conditions, deciding which investments to own more of, or where to cut exposure, can be challenging. Fortunately, it's also an area in which the guidance of an experienced investment professional can be most valuable.

A few words on fund industry developments
You may have read or seen media reports alleging failure by some mutual fund companies to comply with various industry rules or internal policies relating to excessive trading and late trading of mutual fund shares. We recognize and share with the investing public and our industry the concerns raised by these matters. The prospectuses for the Pioneer Funds describe the funds' policies regarding excessive trading and the time by which orders for fund shares must be placed to receive that day's price. Pioneer's internal procedures are designed to detect activities that are inconsistent with these policies.


Respectfully,


/s/ OSBERT M. HOOD


Osbert M. Hood

President

Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         97.1%
Depositary Receipts for International Stocks                                2.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 20.1%
Information Technology                                                     18.5%
Health Care                                                                11.9%
Consumer Discretionary                                                     11.7%
Consumer Staples                                                           11.6%
Industrials                                                                10.0%
Energy                                                                      6.5%
Telecommunication Services                                                  3.5%
Utilities                                                                   3.1%
Materials                                                                   3.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

--------------------------------------------------------------------------------
1.     Pfizer, Inc.            4.55%      6.     Procter & Gamble Co.      2.72%
--------------------------------------------------------------------------------
2.     Safeco Corp.            3.89       7.     Freddie Mac               2.55
--------------------------------------------------------------------------------
3.     Microsoft Corp.         3.86       8.     ConocoPhillips            2.50
--------------------------------------------------------------------------------
4.     Citigroup, Inc.         3.57       9.     Wal-Mart Stores, Inc.     2.20
--------------------------------------------------------------------------------
5.     Hewlett-Packard Co.     3.18      10.     Lowe's Companies, Inc.    2.10
--------------------------------------------------------------------------------


This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Research Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/03   12/31/02
                 $8.30      $6.66

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/03 - 12/31/03)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.


-------------------------------------------
Average Annual Total Returns
(As of December 31, 2003)
                Net Asset   Public Offering
Period            Value         Price*
Life-of-Class
(11/18/99)       -4.42%         -5.79%
1 Year           24.62          17.40
-------------------------------------------

* Reflects the deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                    Pioneer   Standard &
                   Research   Poor's 500
    Date             Fund*      Index
11/18/1999          $9,425     $10,000
12/31/1999          $9,943     $10,334
12/31/2001          $8,115      $8,278
12/31/2003          $7,823      $8,298


The Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B and Class C Shares.

The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/03   12/31/02
                 $8.03      $6.50

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/03 - 12/31/03)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

--------------------------------------
Average Annual Total Returns
(As of December 31, 2003)
                   If          If
Period            Held      Redeemed*
Life-of-Class
(11/18/99)       -5.19%       -5.65%
1 Year           23.54        19.54
--------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

Value of $10,000 Investment

                [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART]

                    Pioneer   Standard &
                   Research   Poor's 500
    Date             Fund*      Index
11/18/1999         $10,000     $10,000
12/31/1999         $10,520     $10,334
12/31/2001          $8,450      $8,278
12/31/2003          $7,869      $8,298

The Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B and Class C Shares.


The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/03   12/31/02
                 $8.07      $6.53

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/03 - 12/31/03)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2003)
                    Net Asset    Public Offering
Period                Value        Price/CDSC*
Life-of-Class
(11/19/99)           -5.07%           -5.30%
1 Year               23.58            22.27

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                    Pioneer   Standard &
                   Research   Poor's 500
    Date             Fund*      Index
11/19/1999          $9,900     $10,000
12/31/1999         $10,436     $10,355
12/31/2001          $8,396      $8,295
12/31/2003          $7,990      $8,315

The Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B and Class C Shares.


The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/03
--------------------------------------------------------------------------------


In the following discussion, John Carey, who managed Pioneer Research Fund for most of the year ended December 31, 2003, reviews the year and Pioneer Research Fund's performance over this period. On December 11, 2003, Pioneer's equity research team began managing the Fund.


Q: Please discuss the stock market in 2003 and the investment results of Pioneer
   Research Fund (formerly Pioneer Core Equity Fund).

A: Strong corporate-earnings comparisons led investors to push share prices higher during 2003. Confidence in the economic recovery built gradually during the year, as the positive effects of historically low interest rates, Federal income-tax cuts, and the weak U.S. dollar converged to revive industrial America. Growth in capital spending, especially in information technology, accompanied continued strong consumer activity to support big gains in the gross domestic product numbers in the second half of the year. While some of the worries that investors have had over the past couple of years - namely, corporate scandals, the terrorist threat, and government budget deficits - threatened to bubble over from time to time, they evidently did not seem to discourage too many people from buying shares once again. So, after approximately three years of "bearish" market conditions, the U.S. stock market generated large gains in 2003.


   We are pleased to report positive results for Pioneer Research Fund. For the year as a whole, Class A shares of Pioneer Fund showed a total return at net asset value of 24.62%, versus a total return on the Standard & Poor's 500 Index of 28.67%. In comparison, the Fund's peers in the Lipper Large-Cap Core category returned 23.58% over the year.


Q: The Fund's name changed on December 11, 2003 to Pioneer Research Fund. Please explain what this change means for shareowners.

A: Prior to the name change, the Fund was run following a tax-managed mandate, meaning that it was managed to minimize dividend income and avoid capital gains. In addition the Fund's portfolio was focused on those stocks that typically do not pay dividends. This focus tended to make the portfolio more

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   overweighted in areas such as technology and significantly underweighted in areas like utilities and financials.

   Pioneer Research Fund differs from Pioneer Core Equity Fund in several ways. The Fund is now much more diversified, containing stocks representing all industries. We choose the best ideas from each sector using the resources available to our global research team. In addition, we strive to keep the sector weightings in the portfolio in line with those of the S&P 500.

Q: How has the portfolio changed in light of the new mandate?

A: As previously stated, there were significant changes in various sectors where the Fund had previously been underweight or overweight. The portfolio added 53 new names and liquidated about 30 holdings. In particular, there was a lot of activity within the industrials sector where new purchases included defense contractors Northrop Grumman and United Technologies, as well as building products manufacturer, American Standard.

   The Fund made purchases in the financial sector, including commercial banks such as Bank of America, Charter One Financial; mortgage financer, Federal Home Loan Mortgage (better known as Freddie Mac) and insurance company, American International Group.


   Information technology was an area where we made some modifications. We reduced our holdings in this sector and purchased some new names. The Fund bought a number of new names in the utilities sector, most notably electric utility companies Exelon and PG&E.

   However, the Fund's activity was not limited to purchases. We sold a number of positions including ChevronTexaco and Houston Exploration in the energy area, and defense contractor Lockheed Martin. We also liquidated a number of positions in the consumer area such as McDonald's, CVS and Colgate Palmolive.

Pioneer Research Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/03                           (continued)
--------------------------------------------------------------------------------

Q: What is your outlook for 2004?

A: While we maintain a cautious approach with respect to balance sheets, we see increasing evidence that the strong economic recovery is assisting companies that are financially weaker and, if not altogether curing, at least alleviating some of their financial problems. Otherwise, we think that investors will do well to focus more on dividends this year, particularly in view of the Federal tax law change and the reduced, maximum 15% rate on qualified dividends. It may well be a bumpier year, with interest rates likely to rise and of course all the heated election-year debate. There might also be rotation out of some stocks and sectors that have risen to high price-to-earnings multiples and perhaps into some stocks and sectors that underperformed in 2003.

   On the whole we remain positive in our outlook because of the good prognosis for corporate earnings. Thank you for your continued support.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03
--------------------------------------------------------------------------------


  Shares                                                       Value
             COMMON STOCKS - 98.6%
             Energy - 6.4%
             Integrated Oil & Gas - 3.8%
   7,440     ConocoPhillips                               $   487,841
   6,167     Occidental Petroleum Corp.                       260,494
                                                          -----------
                                                          $   748,335
                                                          -----------
             Oil & Gas Drilling - 1.7%
   3,600     Encana Corp.                                 $   141,984
   1,200     Nabors Industries, Inc. *                         49,800
   6,500     Transocean Offshore, Inc. *                      156,065
                                                          -----------
                                                          $   347,849
                                                          -----------
             Oil & Gas Exploration & Production - 0.9%
   3,000     Devon Energy Corp.                           $   171,780
                                                          -----------
             Total Energy                                 $ 1,267,964
                                                          -----------
             Materials - 3.1%
             Aluminum - 1.0%
   5,059     Alcoa, Inc.                                  $   192,242
                                                          -----------
             Commodity Chemicals - 1.2%
   2,500     Air Products & Chemicals, Inc.               $   132,075
   2,200     E.I. du Pont de Nemours and Co.                  100,958
                                                          -----------
                                                          $   233,033
                                                          -----------
             Diversified Chemicals - 0.6%
   2,000     PPG Industries, Inc.                         $   128,040
                                                          -----------
             Diversified Metals & Mining - 0.3%
     662     Phelps Dodge Corp. *                         $    50,372
                                                          -----------
             Total Materials                              $   603,687
                                                          -----------
             Capital Goods - 7.3%
             Aerospace & Defense - 1.4%
   2,884     Northrop Grumman Corp.                       $   275,710
                                                          -----------
             Electrical Component & Equipment - 0.6%
   1,965     Cooper Industries, Inc.                      $   113,832
                                                          -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                    Value
             Industrial Conglomerates - 5.3%
   2,775     American Standard Companies, Inc. *       $   279,443
   1,115     ITT Industries, Inc.                           82,744
   1,660     Parker Hannifin Corp.                          98,770
  14,615     Tyco International, Ltd.                      387,298
   2,065     United Technologies Corp.                     195,700
                                                       -----------
                                                       $ 1,043,955
                                                       -----------
             Total Capital Goods                       $ 1,433,497
                                                       -----------
             Commercial Services & Supplies - 0.9%
             Diversified Commercial Services - 0.4%
   1,400     H & R Block, Inc.                         $    77,518
                                                       -----------
             Employment Services - 0.5%
   2,100     Manpower, Inc.                            $    98,868
                                                       -----------
             Total Commercial Services & Supplies      $   176,386
                                                       -----------
             Transportation - 1.7%
             Airlines - 0.2%
   2,715     Southwest Airlines Co.                    $    43,820
                                                       -----------
             Railroads - 0.4%
   1,200     Canadian National Railway Co.             $    75,936
                                                       -----------
             Trucking - 1.1%
   2,900     United Parcel Service                     $   216,195
                                                       -----------
             Total Transportation                      $   335,951
                                                       -----------
             Consumer Durables & Apparel - 0.3%
             Textiles - 0.3%
   1,700     Coach, Inc. *                             $    64,175
                                                       -----------
             Total Consumer Durables & Apparel         $    64,175
                                                       -----------
             Hotels, Restaurants & Leisure - 1.8%
             Restaurants - 1.8%
   5,000     Brinker International, Inc. *             $   165,800
   6,000     Starbucks Corp. *                             198,360
                                                       -----------
                                                       $   364,160
                                                       -----------
             Total Hotels, Restaurants & Leisure       $   364,160
                                                       -----------


   The accompanying notes are an integral part of these financial statements.
10

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                 Value
             Media - 5.2%
             Advertising - 0.6%
  1,300      Omnicom Group                          $   113,529
                                                    -----------
             Broadcasting & Cable TV - 1.0%
  4,500      Clear Channel Communications, Inc.     $   210,735
                                                    -----------
             Movies & Entertain - 1.7%
  7,500      Viacom, Inc. (Class B)                 $   332,850
                                                    -----------
             Publishing - 1.9%
  1,400      Gannett Co.                            $   124,824
  4,768      Tribune Co.                                246,029
                                                    -----------
                                                    $   370,853
                                                    -----------
             Total Media                            $ 1,027,967
                                                    -----------
             Retailing - 4.2%
             General Merchandise Stores - 2.1%
  2,895      Family Dollar Stores, Inc.             $   103,873
  8,265      Target Corp.                               317,376
                                                    -----------
                                                    $   421,249
                                                    -----------
             Home Improvement Retail - 2.1%
  7,400      Lowe's Companies, Inc.                 $   409,886
                                                    -----------
             Total Retailing                        $   831,135
                                                    -----------
             Food & Drug Retailing - 3.8%
             Drug Retail - 0.7%
  4,100      Walgreen Co.                           $   149,158
                                                    -----------
             Food Distributors - 0.9%
  2,800      Cardinal Health, Inc.                  $   171,248
                                                    -----------
             Hypermarkets & Supercenters - 2.2%
  8,100      Wal-Mart Stores, Inc.                  $   429,705
                                                    -----------
             Total Food & Drug Retailing            $   750,111
                                                    -----------
             Food, Beverage & Tobacco - 4.7%
             Distillers & Vintners - 1.0%
  3,500      Anheuser-Busch Companies, Inc.         $   184,380
                                                    -----------
             Soft Drinks - 1.7%
  2,450      The Coca-Cola Co.                      $   124,338
  4,638      PepsiCo, Inc.                              216,224
                                                    -----------
                                                    $   340,562
                                                    -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                     Value
             Tobacco - 2.0%
   7,300     Altria Group, Inc.                         $   397,266
                                                        -----------
             Total Food, Beverage & Tobacco             $   922,208
                                                        -----------
             Household & Personal Products - 3.0%
             Household Products - 3.0%
   1,700     Estee Lauder Co.                           $    66,742
   5,300     Procter & Gamble Co.                           529,364
                                                        -----------
                                                        $   596,106
                                                        -----------
             Total Household & Personal Products        $   596,106
                                                        -----------
             Health Care Equipment & Services - 3.5%
             Health Care Distributors - 0.7%
   2,100     Abbott Laboratories                        $    97,860
     983     Johnson & Johnson Co.                           50,782
                                                        -----------
                                                        $   148,642
                                                        -----------
             Health Care Equipment - 1.6%
   2,600     Guidant Corp.                              $   156,520
   2,500     St. Jude Medical, Inc. *                       153,375
                                                        -----------
                                                        $   309,895
                                                        -----------
             Health Care Facilities - 0.7%
   3,000     HCA, Inc.                                  $   128,880
                                                        -----------
             Managed Health Care - 0.5%
   1,400     Anthem, Inc. *                             $   105,000
                                                        -----------
             Total Health Care Equipment & Services     $   692,417
                                                        -----------
             Pharmaceuticals & Biotechnology - 8.2%
             Biotechnology - 0.8%
   2,500     Amgen, Inc. *                              $   154,500
                                                        -----------
             Pharmaceuticals - 7.4%
   4,500     Eli Lilly & Co.                            $   316,485
   2,700     Merck & Co., Inc.                              124,740
  25,098     Pfizer, Inc.                                   886,712
   7,900     Schering-Plough Corp.                          137,381
                                                        -----------
                                                        $ 1,465,318
                                                        -----------
             Total Pharmaceuticals & Biotechnology      $ 1,619,818
                                                        -----------

   The accompanying notes are an integral part of these financial statements.
12

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  Shares                                                          Value
             Banks - 8.1%
             Diversified Banks - 5.6%
   3,500     Bank of America Corp.                           $   281,505
  10,047     Charter One Financial, Inc.                         347,124
  10,400     U.S. Bancorp                                        309,712
   2,896     Wells Fargo & Co.                                   170,545
                                                             -----------
                                                             $ 1,108,886
                                                             -----------
             Thrifts & Mortgage Finance - 2.5%
   8,522     Freddie Mac                                     $   497,003
                                                             -----------
             Total Banks                                     $ 1,605,889
                                                             -----------
             Diversified Financials - 6.4%
             Asset Management & Custody Banks - 1.3%
   7,600     The Bank of New York Co., Inc.                  $   251,712
                                                             -----------
             Investment Banking & Brokerage - 1.6%
   3,200     Goldman Sachs Group, Inc.                       $   315,936
                                                             -----------
             Diversified Financial Services - 3.5%
  14,327     Citigroup, Inc.                                 $   695,433
                                                             -----------
             Total Diversified Financials                    $ 1,263,081
                                                             -----------
             Insurance - 5.4%
             Multi-Line Insurance - 1.5%
   4,516     American International Group, Inc.              $   299,320
                                                             -----------
             Property & Casualty Insurance - 3.9%
  19,500     Safeco Corp.                                    $   759,135
                                                             -----------
             Total Insurance                                 $ 1,058,455
                                                             -----------
             Software & Services - 6.2%
             Application Software - 3.8%
  27,300     Microsoft Corp.                                 $   751,842
                                                             -----------
             Data Processing & Outsourced Services - 1.6%
   7,437     First Data Corp.                                $   305,586
                                                             -----------
             Home Entertainment Software - 0.8%
   5,610     Take-Two Interactive Software, Inc. *           $   161,624
                                                             -----------
             Total Software & Services                       $ 1,219,052
                                                             -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                   (continued)
--------------------------------------------------------------------------------


  Shares                                                          Value
             Technology Hardware & Equipment - 10.2%
             Communications Equipment - 2.1%
  15,416     Nokia Corp. (A.D.R.)                            $   262,072
   3,000     Qualcomm, Inc.                                      161,790
                                                             -----------
                                                             $   423,862
                                                             -----------
             Computer Hardware - 4.6%
   1,342     Diebold, Inc.                                   $    72,294
   6,500     Dell, Inc. *                                        220,740
  27,005     Hewlett-Packard Co.                                 620,305
                                                             -----------
                                                             $   913,339
                                                             -----------
             Computer Storage & Peripherals - 2.0%
   3,038     Sandisk Corp. *                                 $   185,743
  11,053     Seagate Technology *                                208,902
                                                             -----------
                                                             $   394,645
                                                             -----------
             Electronic Equipment & Instruments - 1.5%
   3,500     W.W. Grainger, Inc.                             $   165,865
   3,900     Waters Corp. *                                      129,324
                                                             -----------
                                                             $   295,189
                                                             -----------
             Total Technology Hardware & Equipment           $ 2,027,035
                                                             -----------
             Semiconductors - 1.8%
   8,900     Intel Corp.                                     $   286,580
   2,700     Intersil Holding Corp.                               67,095
                                                             -----------
                                                             $   353,675
                                                             -----------
             Total Semiconductors                            $   353,675
                                                             -----------
             Telecommunication Services - 3.4%
             Integrated Telecommunication Services - 1.6%
   1,700     Alltel Corp.                                    $    79,186
   8,300     BellSouth Corp.                                     234,890
                                                             -----------
                                                             $   314,076
                                                             -----------
             Wireless Telecommunication Services - 1.8%
   7,400     AT&T Wireless Services, Inc. *                  $    59,126
  12,200     Vodafone Group Plc. (A.D.R.)                        305,488
                                                             -----------
                                                             $   364,614
                                                             -----------
             Total Telecommunication Services                $   678,690
                                                             -----------


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


 Shares                                                   Value
           Utilities - 3.0%
           Electric Utilities - 2.4%
    622    Dominion Resources, Inc.                  $    39,702
  3,714    Exelon Corp.                                  246,461
  6,600    PG&E Corp. *                                  183,281
                                                     -----------
                                                     $   469,444
                                                     -----------
           Gas Utilities - 0.6%
  3,823    Questar Corp.                             $   134,378
                                                     -----------
           Total Utilities                           $   603,822
                                                     -----------
           TOTAL INVESTMENT IN SECURITIES - 98.6%
           (Cost $18,105,004)(a)(b)                  $19,495,281
                                                     -----------
           OTHER ASSETS AND LIABILITIES - 1.4%       $   269,485
                                                     -----------
           TOTAL NET ASSETS - 100.0%                 $19,764,766
                                                     -----------

*        Non-income producing security.
(A.D.R.) American Depositary Receipt
(a)      At December 31, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $18,266,471 was as follows:
         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                                $1,829,260
         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                                  (600,450)
                                                                                  ----------
         Net unrealized gain                                                      $1,228,810
                                                                                  ----------
(b)      At December 31, 2003, the Fund had a net capital loss carryforward of $7,647,417 of which the following amounts will expire between
         2008 and 2011, if not utilized.
         $  612,173 in 2008
         $4,134,369 in 2009
         $2,495,119 in 2010
         $  405,756 in 2011

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2003 aggregated $13,038,300 and $14,337,499, respectively.



   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/03
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities at value (cost $18,105,004)     $19,495,281
  Cash                                                         177,511
  Receivables -
     Investment securities sold                              2,464,036
     Fund shares sold                                           42,477
     Dividends, interest and foreign taxes withheld             19,342
  Other                                                          2,113
                                                           ------------
       Total assets                                        $22,200,760
                                                           ------------
LIABILITIES:
  Payables -
     Investment securities purchased                       $ 2,363,530
     Fund shares repurchased                                     2,210
  Due to affiliates                                             40,468
  Accrued expenses                                              29,786
                                                           ------------
       Total liabilities                                   $ 2,435,994
                                                           ------------
NET ASSETS:
  Paid-in capital                                          $26,183,373
  Accumulated net realized loss on investments              (7,808,884)
  Net unrealized gain on investments                         1,390,277
                                                           ------------
       Total net assets                                    $19,764,766
                                                           ------------
NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
  Class A (based on $8,244,307/993,490 shares)             $      8.30
                                                           ------------
  Class B (based on $7,531,803/937,967 shares)             $      8.03
                                                           ------------
  Class C (based on $3,988,656/494,198 shares)             $      8.07
                                                           ------------
MAXIMUM OFFERING PRICE:
  Class A ($8.30 [divided by] 94.25%)                      $      8.81
                                                           ------------
  Class C ($8.07 [divided by] 99.00%)                      $      8.15
                                                           ------------




   The accompanying notes are an integral part of these financial statements.
16

Pioneer Research Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/03


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,640)           $286,252
  Interest                                                         1,172
  Income from securities loaned, net                                 455
                                                                --------
     Total investment income                                                   $  287,879
                                                                               ----------
EXPENSES:
  Management fees                                               $133,856
  Transfer agent fees
     Class A                                                      16,354
     Class B                                                      18,561
     Class C                                                       7,736
  Distribution fees
     Class A                                                      18,071
     Class B                                                      67,667
     Class C                                                      38,522
  Administrative fees                                             37,500
  Custodian fees                                                  13,086
  Registration fees                                               45,110
  Professional fees                                               26,182
  Fees and expenses of nonaffiliated trustees                      7,179
  Miscellaneous                                                    2,476
                                                                --------
     Total expenses                                                            $  432,300
                                                                               ----------
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                              (99,520)
     Less fees paid indirectly                                                       (359)
                                                                               ----------
     Net expenses                                                              $  332,421
                                                                               ----------
       Net investment loss                                                     $  (44,542)
                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                             $  (28,009)
                                                                               ----------
  Change in net unrealized gain on investments                                 $3,976,005
                                                                               ----------
       Net gain on investments                                                 $3,947,996
                                                                               ----------
       Net increase in net assets resulting from operations                    $3,903,454
                                                                               ----------



   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/03 and 12/31/02, respectively


                                                         Year Ended        Year Ended
                                                          12/31/03          12/31/02
FROM OPERATIONS:
Net investment loss                                     $   (44,542)      $  (139,251)
Net realized loss on investments                            (28,009)       (1,758,273)
Change in net unrealized gain (loss) on investments       3,976,005        (3,487,882)
                                                        -----------       -----------
  Net increase (decrease) in net assets resulting
    from operations                                     $ 3,903,454       $(5,385,406)
                                                        -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 4,022,445       $ 5,333,754
Cost of shares repurchased                               (5,222,154)       (7,619,262)
                                                        -----------       -----------
  Net decrease in net assets resulting from fund
    share transactions                                  $(1,199,709)      $(2,285,508)
                                                        -----------       -----------
  Net increase (decrease) in net assets                 $ 2,703,745       $(7,670,914)
NET ASSETS:
Beginning of year                                       $17,061,021       $24,731,935
                                                        -----------       -----------
End of year                                             $19,764,766       $17,061,021
                                                        -----------       -----------



                             '03 Shares       '03 Amount      '02 Shares       '02 Amount
CLASS A
Shares sold                    185,245     $1,330,226           228,426     $ 1,683,229
Less shares repurchased       (194,674)    (1,396,423)         (328,190)     (2,495,831)
                              --------     ----------          --------     -----------
 Net decrease                   (9,429)    $  (66,197)          (99,764)    $  (812,602)
                              --------     ----------          --------     -----------
CLASS B
Shares sold                    144,651     $1,063,122           276,527     $ 1,978,661
Less shares repurchased       (224,759)    (1,596,585)         (409,643)     (3,030,258)
                              --------     ----------          --------     -----------
 Net decrease                  (80,108)    $ (533,463)         (133,116)    $(1,051,597)
                              --------     ----------          --------     -----------
CLASS C
Shares sold                    231,963     $1,629,097           213,233     $ 1,671,864
Less shares repurchased       (315,126)    (2,229,146)         (285,371)     (2,093,173)
                              --------     ----------          --------     -----------
 Net decrease                  (83,163)    $ (600,049)          (72,138)    $  (421,309)
                              --------     ----------          --------     -----------

   The accompanying notes are an integral part of these financial statements.
18

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
Pioneer Research Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                             Year Ended    Year Ended    Year Ended    Year Ended     11/18/99 to
                                                             12/31/03(a)    12/31/02      12/31/01      12/31/00       12/31/99
CLASS A
Net asset value, beginning of period                           $ 6.66        $  8.61       $  9.99       $ 10.55         $10.00
                                                               ------        -------       -------       -------         ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ 0.02        $ (0.02)      $ (0.04)      $ (0.03)        $(0.00)(b)
 Net realized and unrealized gain (loss) on investments          1.62          (1.93)        (1.34)        (0.53)          0.55
                                                               ------        -------       -------       -------         ------
Net increase (decrease) in net asset value                     $ 1.64        $ (1.95)      $ (1.38)      $ (0.56)        $ 0.55
                                                               ------        -------       -------       -------         ------
Net asset value, end of period                                 $ 8.30        $  6.66       $  8.61       $  9.99         $10.55
                                                               ======        =======       =======       =======         ======
Total return*                                                   24.62%        (22.65)%      (13.81)%       (5.31)%         5.50%
Ratio of net expenses to average net assets+                     1.40%          1.75%         1.75%         1.70%          1.75%**
Ratio of net investment income (loss) to average net assets+     0.21%         (0.28)%       (0.43)%       (0.46)%        (0.55)%**
Portfolio turnover rate                                            74%             6%           24%           33%             0%
Net assets, end of period (in thousands)                       $8,244        $ 6,680       $ 9,491       $10,768         $2,384
Ratios with no waivers of management fees and assump-
 tion of expenses by PIM and no reduction for fees paid
 indirectly:
  Net expenses                                                   1.96%          2.08%         1.88%         2.08%          8.74%**
  Net investment loss                                           (0.35)%        (0.61)%       (0.56)%       (0.84)%        (7.54)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                   1.40%          1.75%         1.75%         1.66%          1.75%**
  Net investment income (loss)                                   0.21%         (0.28)%       (0.43)%       (0.42)%        (0.55)%**

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
Pioneer Research Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                            Year Ended   Year Ended   Year Ended   Year Ended   11/18/99 to
                                                           12/31/03(a)    12/31/02     12/31/01     12/31/00      12/31/99
CLASS B
Net asset value, beginning of period                         $ 6.50        $  8.45      $  9.89      $ 10.52       $10.00
                                                             ------        -------      -------      -------       ------
Increase (decrease) from investment operations:
 Net investment loss                                         $(0.04)       $ (0.07)     $ (0.10)     $ (0.09)      $(0.01)
 Net realized and unrealized gain (loss) on investments        1.57          (1.88)       (1.34)       (0.54)        0.53
                                                             ------        -------      -------      -------       ------
Net increase (decrease) in net asset value                   $ 1.53        $ (1.95)     $ (1.44)     $ (0.63)      $ 0.52
                                                             ------        -------      -------      -------       ------
Net asset value, end of period                               $ 8.03        $  6.50      $  8.45      $  9.89       $10.52
                                                             ------        -------      -------      -------       ------
Total return*                                                 23.54%        (23.08)%     (14.56)%      (5.99)%       5.20%
Ratio of net expenses to average net assets+                   2.20%          2.45%        2.53%        2.47%        2.60%**
Ratio of net investment loss to average net assets+           (0.59)%        (0.97)%      (1.21)%      (1.23)%      (1.42)%**
Portfolio turnover rate                                          74%             6%          24%          33%           0%
Net assets, end of period (in thousands)                     $7,532        $ 6,613      $ 9,732      $10,466       $2,238
Ratios with no waivers of management fees and assump-
 tion of expenses by PIM and no reduction for fees paid
 indirectly:
  Net expenses                                                 2.76%          2.78%        2.66%        2.86%        8.41%**
  Net investment loss                                         (1.15)%        (1.30)%      (1.34)%      (1.62)%      (7.23)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                 2.20%          2.45%        2.51%        2.43%        2.60%**
  Net investment loss                                         (0.59)%        (0.97)%      (1.19)%      (1.19)%      (1.42)%**

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
20

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
Pioneer Research Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                            Year Ended   Year Ended   Year Ended   Year Ended   11/19/99 to
                                                           12/31/03(a)    12/31/02     12/31/01     12/31/00      12/31/99
CLASS C
Net asset value, beginning of period                         $ 6.53       $  8.48       $  9.91       $10.54       $10.00
                                                             ------       -------       -------       ------       ------
Increase (decrease) from investment operations:
 Net investment loss                                         $(0.04)      $ (0.07)      $ (0.11)      $(0.08)      $(0.01)
 Net realized and unrealized gain (loss) on investments        1.58         (1.88)        (1.32)       (0.55)        0.55
                                                             ------       -------       -------       ------       ------
Net increase (decrease) in net asset value                   $ 1.54       $ (1.95)      $ (1.43)      $(0.63)      $ 0.54
                                                             ------       -------       -------       ------       ------
Net asset value, end of period                               $ 8.07       $  6.53       $  8.48       $ 9.91       $10.54
                                                             ------       -------       -------       ------       ------
Total return*                                                 23.58%       (23.00)%      (14.43)%      (5.98)%       5.40%
Ratio of net expenses to average net assets+                   2.14%         2.35%         2.45%        2.40%        2.25%**
Ratio of net investment loss to average net assets+           (0.53)%       (0.88)%       (1.12)%      (1.17)%      (1.06)%**
Portfolio turnover rate                                          74%            6%           24%          33%           0%
Net assets, end of period (in thousands)                     $3,989       $ 3,768       $ 5,508       $6,756       $  924
Ratios with no waivers of management fees and assump-
 tion of expenses by PIM and no reduction for fees paid
 indirectly:
  Net expenses                                                 2.70%         2.69%         2.57%        2.76%        8.67%**
  Net investment loss                                         (1.09%)       (1.22%)       (1.24%)      (1.53%)      (7.48%)**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                 2.14%         2.35%         2.44%        2.35%        2.25%**
  Net investment loss                                         (0.53)%       (0.88%)       (1.11%)      (1.12%)      (1.06%)**

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies


Pioneer Research Fund (the Fund), formerly Pioneer Core Equity, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on August 3, 1999 and commenced operations on November 18, 1999. Prior to November 18, 1999, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to seek long-term capital growth by investing primarily in domestic equity securities. Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.


The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

 The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income expenses and gain or loss on investments during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:


A. Security Valuation


   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.


   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.


   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   There were no distributions paid during the years ended December 31, 2003 and 2002.

Pioneer Research Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03                             (continued)
--------------------------------------------------------------------------------


   The following shows components of accumulated losses on a federal income tax basis at December 31, 2003.

--------------------------------------------------------------------------------
                                                                        2003
--------------------------------------------------------------------------------
Undistributed ordinary income                                       $         -
Capital loss carryforward                                            (7,647,417)
                                                                    ------------
Unrealized appreciation                                               1,228,810
                                                                    -----------
  Total                                                             $(6,418,607)
--------------------------------------------------------------------------------

   The difference between book basis and tax basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

   At December 31, 2003, the Fund has reclassified $44,542 to decrease accumulated net investment loss and $44,542 to decrease paid in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.


C. Fund Shares

   The Fund records sales and repurchases of its shares on trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned approximately $163 in underwriting commissions on the sale of Fund shares during the year ended December 31, 2003.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E. Securities Lending


   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement
Pioneer Investment Management, Inc., (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated

Pioneer Research Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03                             (continued)
--------------------------------------------------------------------------------

daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion.


PIM has contractually agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. PIM may subsequently recover reimbursed expense (within three years of being incurred) from the Fund if its expense ratio of Class A shares is less than 1.75%. Effective June 16, 2003, PIM has further agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.15% of the average daily net assets attributable to Class A shares. This additional waiver/subsidy is voluntary and may be revised or terminated at any time by PIM. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.


In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2003, $23,408 was payable to PIM related to management fees, administrative and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of Unicredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $4,263 in transfer agent fees payable to PIMSS at December 31, 2003.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $12,797 in distribution fees payable to PFD at December 31, 2003.


In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2003, CDSCs in the amount of $18,806 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2003 the Fund's expenses were reduced by $359 under such arrangements.

Pioneer Research Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


To the Board of Trustees and Shareowners of Pioneer Research Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Research Fund (the "Fund", and formerly known as Pioneer Core Equity Fund), as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Research Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                             /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 17, 2004

Pioneer Research Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Auditors
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 51 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

Name and Age                   Positions Held With the Fund   Term of Office and Length of Service
John F. Cogan, Jr. (77)*       Chairman of the Board,         Since 1999.
                               Trustee and President          Serves until a successor trustee is
                                                              elected or earlier retirement or removal.

*Mr. Cogan is an Interested Trustee because he is an officer or director of
Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------
Osbert M. Hood (51)**          Trustee and                    Since June, 2003,
                               Executive Vice President       Serves until a successor trustee is
                                                              elected or earlier retirement or removal.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address          Positions Held With the Fund   Term of Office and Length of Service
Mary K. Bush (55)              Trustee                        Since 1999.
3509 Woodbine Street,                                         Serves until a successor trustee is
Chevy Chase, MD 20815                                         elected or earlier retirement or removal.

-------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee                        Since 1999.
Boston University Healthcare                                  Serves until a successor trustee is
Entrepreneurship Program,                                     elected or earlier retirement or removal.
53 Bay State Road,
Boston, MA 02215

-------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                 Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset      Director of Harbor Global Company,
Management S.p.A. ("PGAM"); Non-Executive Chairman          Ltd.
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited
and affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of the
Pioneer Funds; and Of Counsel (since 2000, partner
prior to 2000), Hale and Dorr LLP (counsel to PIM-USA
and the Pioneer Funds)

----------------------------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since        None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                  Other Directorships Held by this Trustee
President, Bush International (international financial       Director of Brady Corporation
advisory firm)                                               (industrial identification and
                                                             specialty coated material products
                                                             manufacturer), Millennium Chemicals,
                                                             Inc. (commodity chemicals), Mortgage
                                                             Guaranty Insurance Corporation, and
                                                             R.J. Reynolds Tobacco Holdings, Inc.
                                                              (tobacco)
----------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care               None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address           Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (56)       Trustee                        Since 1999.
1001 Sherbrooke Street West,                                   Serves until a successor trustee is
Montreal, Quebec, Canada                                       elected or earlier retirement or removal.
H3A 1G5
--------------------------------------------------------------------------------------------------------
Marguerite A. Piret (55)        Trustee                        Since 1999.
One Boston Place, 28th Floor,                                  Serves until a successor trustee is
Boston, MA 02108                                               elected or earlier retirement or removal.
--------------------------------------------------------------------------------------------------------
Stephen K. West (75)            Trustee                        Since 1999.
125 Broad Street,                                              Serves until a successor trustee is
New York, NY 10004                                             elected or earlier retirement or removal.
--------------------------------------------------------------------------------------------------------
John Winthrop (67)              Trustee                        Since 1999.
One North Adgers Wharf,                                        Serves until a successor trustee is
Charleston, SC 29401                                           elected or earlier retirement or removal.

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Name and Age                 Positions Held With the Fund   Term of Office and Length of Service
Dorothy E. Bourassa (56)     Secretary                      Serves at the discretion of board.
-------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)   Assistant Secretary            Serves at the discretion of board.
-------------------------------------------------------------------------------------------------
David C. Phelan (46)         Assistant Secretary            Serves at the discretion of board.
-------------------------------------------------------------------------------------------------
Vincent Nave (58)            Treasurer                      Serves at the discretion of board.
-------------------------------------------------------------------------------------------------
Luis I. Presutti (38)        Assistant Treasurer            Serves at the discretion of board.
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Other Directorships Held by this
Principal Occupation During Past Five Years                        Trustee
Founding Director, The Winthrop Group, Inc. (consulting firm);     None
Professor of Management, Faculty of Management, McGill
University
-----------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &            None
Company, Inc. (investment banking firm)
-----------------------------------------------------------------------------------------------------
Senior Counsel, Sullivan & Cromwell (law firm)                     Director, The Swiss Helvetia Fund,
                                                                   Inc. (closed-end investment
                                                                   company) and AMVESCAP PLC
                                                                   (investment managers)
-----------------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                               None
(private investment firm)
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                 Other Directorships Held by this
Principal Occupation During Past Five Years                      Officer
Secretary of PIM-USA; Senior Vice President-Legal of             None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director of
Compliance of PIM-USA from April 1998 through
October 2000
-------------------------------------------------------------------------------------------------
Assistant Vice President and Senior Counsel of Pioneer since     None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003
-------------------------------------------------------------------------------------------------
Partner, Hale and Dorr LLP; Assistant Secretary of all of        None
Pioneer Funds since September 2003
-------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody       None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
-------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Name and Age                  Positions Held With the Fund   Term of Office and Length of Service
Gary Sullivan (45)            Assistant Treasurer            Serves at the discretion of board.
-------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)   Assistant Treasurer            Serves at the discretion of board.
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               Other Directorships Held by this
Principal Occupation During Past Five Years                    Officer
Fund Accounting Manager-Fund Accounting, Administration        None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002
-------------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                   None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
-------------------------------------------------------------------------------------------------

Pioneer Research Fund

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

                   Most retirement plan withdrawals must meet
                    specific conditions to avoid penalties.

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


                     Most retirement plan withdrawals must
                  meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

[LOGO] PIONEER
       Investment(R)
Pioneer Investment Management, Inc.
60 State Street                                                    14706-00-0204
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Pioneer Research Fund, including fees associated with the annual filings of its Form N-
1A, totaled approximately $14,900 in 2003 and approximately
$17,700 in 2002.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2002 and 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $3,600 and $2,700 for 2003 and 2002, respectively. Additionally, there were fees for tax compliance services in 2002 that totaled approximately $4,100 for the 2001 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2002 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates as
previously defined, totaled approximately $26,900 	in 2003
and $6,800 in 2002. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 05, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 05, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 05, 2004

* Print the name and title of each signing officer under his or her signature.